ACQUISITION OF ESD	3 Months Ended
Aug. 31, 2016
Business Combinations [Abstract]
ACQUISITION OF ESD

Note 2. ACQUISITION OF ESD

In July 2016, the Company entered into a Senior Secured Revolving Credit Facility Agreement (the “Credit Facility”) with TCA Global Credit Master Fund L.P. (“TCA”) for a total amount of $7.5 million. However, as of the execution date of the Credit Facility, only $1.6 million was allocated by TCA to the Company for working capital financing and for any other purpose permitted under the terms of the Credit Facility. Energy Source Distributors, Inc. (“ESD”) is Corporate Guarantor to the Credit Facility. Under the terms of the Credit Facility, the Company paid advisory fees to TCA in the amount of $350,000, through the issuance of 374,332 shares of common stock. On July 5, 2016 the Company borrowed $650,000 from the Credit Facility and used the proceeds to acquire ESD for $450,000; payoff a note payable in the amount of $32,534; $74,466 was used to pay vendors for inventory purchases and $93,000 was paid to TCA for closing fees. The credit facility has a maturity date of January 5, 2017 which may be extended for an additional six months at the lender’s discretion.  The credit facility requires fees and interest only payments at 12% during the first two months. Principal payments begin in the third month. During the current quarter the Company issued an additional 157,480 shares of common stock to satisfy a default notice in the amount of $200,000.

On July 5, 2016, the Company acquired all of the net assets of Energy Source Distributors, Inc. by purchasing all of the outstanding shares of common stock for $450,000.

The following table presents the unaudited pro forma condensed consolidated statements of operations for the three months ended August 31, 2016:

Unaudited Pro Forma Condensed Consolidated Statements of Operations
For the three months ended August 31, 2016

			Pro Forma		Pro Forma
	HISP	ESD	Adjustments	Notes	Combined

Product sales, net	$111,004	$884,526	$—		$995,530
Cost of goods sold	81,089	690,277	—		771,366
Gross income	29,915	194,249	—		224,164

Selling general and administrative expenses	628,435	156,595	—		785,030

Net Income/(loss) before other income and expenses	(598,520)	37,654	—		(560,866)

Other income and (expenses)	(415,342)	(59,664)	—		(475,006)

Provision for taxes	—	—	—		—

Net Income/(loss)	$(1,013,862)	$(22,010)	$—		$(1,035,872)

See accompanying notes to the Unaudited Pro Forma Condensed Consolidated Financial Information

Pro Forma Note 1. — Basis of presentation

The unaudited pro forma Consolidated Statements of Operations for the three months ended August 31, 2016 gives effect to the ESD acquisition as if it had occurred on June 1, 2016.

Pro Forma Note 2 — Purchase price allocation

On July 5, 2016, the Company acquired all of the outstanding stock of ESD and certain assets from ESD for total consideration of $450,000. The unaudited pro forma condensed consolidated financial information includes various assumptions, including those related to the purchase price allocation of the assets acquired from ESD based on management’s estimates.

The following table shows the allocation of the purchase price the acquired assets:

Property, plant and equipment	$75,000
Intangible assets	375,000
Total purchase price	$450,000

The estimated the useful life of the intangible assets is Ten (10) years. Amortization expense of $ 6,250 was recorded during the three months ended August 31, 2016.